Shareholder's Equity	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Shareholder's Equity

NOTE 9 – SHAREHOLDER’S EQUITY

There was 1,000,000,000 common stock issued and outstanding as of March 31, 2016 (unaudited) and December 31, 2015 with par value of $0.00001 per share. The subscription receivable of $10,000 represents the consideration for the common stock issued which was not received as of March 31, 2016 (unaudited) and December 31, 2015.